Annual Fund Operating Expenses - Class ACIS - DWS California Tax-Free Income Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.38%	[1]
Distribution/service (12b-1) fees	0.23%
Other expenses	0.21%
Total annual fund operating expenses	0.82%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.76%
Class C
Operating Expenses:
Management fee	0.38%	[1]
Distribution/service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.58%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.51%
INST Class
Operating Expenses:
Management fee	0.38%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.65%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.51%
Class S
Operating Expenses:
Management fee	0.38%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.67%
Fee waiver/expense reimbursement	0.16%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.51%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2021.